Other Comprehensive Income	3 Months Ended
Mar. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Other Comprehensive Income

14. Other Comprehensive Income (Loss)

Changes in accumulated other comprehensive income (loss) by component for the three months ended March 31, 2013 and 2012 are as follows:

	Gain (Loss) related to cash flow hedges	Actuarial gain (loss) on defined benefit pension plans	Gain (loss) related to foreign-currency translation	Total, before non-controlling interests	Non-controlling interests	Total
Balance at December 31, 2011	$(136,221)	$(111,215)	$(238,331)	$(485,767)	$3,048	$(482,719)
Other comprehensive income (loss) before reclassifications	(24,536)	-	119,955	95,419	841	96,260
Amounts reclassified from accumulated other comprehensive income (loss) (1)	2,986	2,659	-	5,645	-	5,645
Other comprehensive income (loss) after reclassifications	(21,550)	2,659	119,955	101,064	841	101,905
Balance at March 31, 2012	$(157,771)	$(108,556)	$(118,376)	$(384,703)	$3,889	$(380,814)

Balance at December 31, 2012	$(138,341)	$(179,423)	$(174,349)	$(492,113)	$2,869	$(489,244)
Other comprehensive income (loss) before reclassifications	8,031	-	(66,206)	(58,175)	(1,982)	(60,157)
Amounts reclassified from accumulated other comprehensive income (loss) (1)	3,639	3,937	-	7,576	-	7,576
Other comprehensive income (loss) after reclassifications	11,670	3,937	(66,206)	(50,599)	(1,982)	(52,581)
Balance at March 31, 2013	$(126,671)	$(175,486)	$(240,555)	$(542,712)	$887	$(541,825)

(1) See separate table below for details about these reclassifications.

Reclassifications out of accumulated other comprehensive income (loss) for the three months ended March 31, 2013 and 2012 are as follows:

Details about Accumulated Other Comprehensive Income (Loss) ("AOCI") Components	Amount of (Gain) Loss reclassified from AOCI in Income		Location of (Gain) Loss reclassified from AOCI in Income
	For the three months ended March 31,
	2013	2012
(Gain) Loss related to cash flow hedges
Interest rate contracts	$6,365	$4,898	Interest income/expense
Foreign exchange contracts	(1,345)	(2,990)	Costs of Revenue
Foreign exchange contracts	416	741	Interest income/expense
	5,436	2,649	Total before tax
	(1,797)	337	Tax expense or benefit
	$3,639	$2,986	Net of tax

Actuarial (Gain) Loss on defined benefit pension plans
Amortization of unrealized (gain) /loss	6,392	4,373	(1)
	6,392	4,373	Total before tax
	(2,455)	(1,714)	Tax expense or benefit
	$3,937	$2,659	Net of tax
Total reclassifications for the period	$7,576	$5,645	Net of tax

(1) Included in the computation of net periodic pension cost (see Note 8 for additional details).